Note 19 - Development of allowance for credit losses in the reporting period, Allowance for Credit Losses (Detail) - Allowance for Credit Losses - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Total Stages [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[2]	€ 4,259	[1]	€ 4,596
Movements in financial assets including new business		636	[1]	507	[2]
Transfers due to changes in creditworthiness		0	[1]	0	[2]
Changes due to modifications that did not result in derecognition		0	[1]	0	[2]
Changes in models		0	[1]	0	[2]
Financial assets that have been derecognized during the period	[3]	(898)	[1]	(995)	[2]
Recovery of written off amounts		96	[1]	172	[2]
Foreign exchange and other changes		0	[1]	(21)	[2]
Balance, end of reporting period	[1]	4,093		4,259	[2]
Provision for Credit Losses excluding country risk	[4]	636	[1]	507	[2]
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[2]	509	[1]	462
Movements in financial assets including new business		(57)	[1]	(132)	[2]
Transfers due to changes in creditworthiness		120	[1]	199	[2]
Changes due to modifications that did not result in derecognition		0	[1]	0	[2]
Changes in models		0	[1]	0	[2]
Financial assets that have been derecognized during the period	[3]	0	[1]	(6)	[2]
Recovery of written off amounts		0	[1]	0	[2]
Foreign exchange and other changes		(22)	[1]	(14)	[2]
Balance, end of reporting period	[1]	549		509	[2]
Provision for Credit Losses excluding country risk	[4]	62	[1]	66	[2]
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[2]	501	[1]	494
Movements in financial assets including new business		102	[1]	215	[2]
Transfers due to changes in creditworthiness		(106)	[1]	(137)	[2]
Changes due to modifications that did not result in derecognition		0	[1]	0	[2]
Changes in models		0	[1]	0	[2]
Financial assets that have been derecognized during the period	[3]	0	[1]	(17)	[2]
Recovery of written off amounts		0	[1]	0	[2]
Foreign exchange and other changes		(4)	[1]	(54)	[2]
Balance, end of reporting period	[1]	492		501	[2]
Provision for Credit Losses excluding country risk	[4]	(4)	[1]	78	[2]
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[2]	3,247	[1]	3,638
Movements in financial assets including new business		550	[1]	440	[2]
Transfers due to changes in creditworthiness		(14)	[1]	(62)	[2]
Changes due to modifications that did not result in derecognition		0	[1]	0	[2]
Changes in models		0	[1]	0	[2]
Financial assets that have been derecognized during the period	[3]	(872)	[1]	(972)	[2]
Recovery of written off amounts		96	[1]	172	[2]
Foreign exchange and other changes		8	[1]	30	[2]
Balance, end of reporting period	[1]	3,015		3,247	[2]
Provision for Credit Losses excluding country risk	[4]	536	[1]	379	[2]
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[2]	3	[1]	3
Movements in financial assets including new business		40	[1]	(17)	[2]
Transfers due to changes in creditworthiness	[2]			0
Changes due to modifications that did not result in derecognition		0	[1]	0	[2]
Changes in models		0	[1]	0	[2]
Financial assets that have been derecognized during the period	[3]	(26)	[1]	0	[2]
Recovery of written off amounts		0	[1]	0	[2]
Foreign exchange and other changes		18	[1]	17	[2]
Balance, end of reporting period	[1]	36		3	[2]
Provision for Credit Losses excluding country risk	[4]	€ 40	[1]	€ (17)	[2]

[1]	Allowance for credit losses does not include allowance for country risk amounting to EUR3million as of December31, 2019.
[2]	Allowance for credit losses does not include allowance for country risk amounting to EUR6million as of December31, 2018.
[3]	This position includes charge offs of allowance for credit losses.
[4]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.